Business Combinations	6 Months Ended
Jun. 30, 2014
Business Combinations
Business Combinations

3. Business Combinations

          The Company accounts for acquisitions of businesses in accordance with ASC 805 — Business Combinations using the acquisition method of accounting where the cost is allocated to the underlying net tangible and intangible assets acquired based on their respective fair values. The excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Acquisitions are included in the Company's consolidated financial statements at the acquisition date. Goodwill of $53.3 million represents the excess of the purchase price over the fair value of the tangible and identifiable intangible assets acquired and liabilities assumed. Goodwill of $13.3 million attributed to the ALG and Honk acquisitions is deductible for income tax purposes.

          Determining the fair value of certain acquired assets and liabilities is subjective in nature and often involves the use of significant estimates and assumptions, including but not limited to, the selection of appropriate valuation methodology, projected revenue, expense and cash flows and discount rates.

          The following table summarizes the allocation of the purchase consideration and the estimated fair value of the assets acquired and the liabilities assumed for business acquisitions made by the Company during the year ended December 31, 2011 (in thousands):

	ALG, Inc.	Honk LLC	Carperks	Total
Assets acquired
Cash	$7,638	—	—	$7,638
Accounts receivable	1,526	—	—	1,526
Other assets	276	—	—	276
Property and equipment	230	19	—	249
Acquired technology	29,600	1,000	—	30,600
Customer relationships	5,000	—	1,300	6,300
Tradenames	4,900	—	70	4,970
Goodwill	51,206	712	691	52,609

Total assets acquired	100,376	1,731	2,061	104,168

Liabilities assumed	1,043	299	—	1,342
Deferred tax liabilities	10,819	—	—	10,819

Net assets acquired	$88,514	$1,432	$2,061	$92,007

Consideration paid
Common stock issued	$82,500	1,412	133	$84,045
Warrants issued	6,014	20	—	6,034
Contingent consideration	—	—	428	428
Cash paid	—	—	1,500	1,500

Total consideration	$88,514	$1,432	$2,061	$92,007

          The weighted average useful life of all identified acquired intangible assets is 10.2 years. The weighted average useful life for acquired technologies, customer relationships, and tradenames are 9.8 years, 9.0 years, and 14.8 years, respectively.

          On April 29, 2011, the Company acquired the assets and assumed the liabilities of Honk in exchange for 977,605 shares of the Company's common stock, 580,291 shares of which are subject to certain restrictions and vesting requirements based on future employee service conditions (the "Restricted Shares"). Under the arrangement, 313,625 and 266,666 of the Restricted Shares will vest over two years and four years, respectively. The restricted shares issued are subject to post-acquisition employment, and accordingly, the Company has accounted for them as post-acquisition compensation expense over the respective vesting periods. The remaining 397,314 shares of common stock have been recorded as purchase consideration for the acquisition and were valued based on the Company's stock price on the acquisition date. In addition, the Company issued a warrant for the purchase of an additional 5,724 shares of the Company's common stock at $0.01 per share. Honk provides consumers access to trusted consumer vehicle reviews and opinions. The Company acquired Honk to complement the existing facets of its business.

          On September 1, 2011, the Company acquired the assets and assumed the liabilities of American Transportation Marketing Group, LTD (operating as Carperks) in exchange for 16,666 shares of the Company's common stock, a cash payment of up to $1.5 million based on migration of Carperks' partners to the TrueCar platform, and contingent cash consideration of up to $1.9 million based on future sales. The Company acquired Carperks to gain access to its customer base which included a vast network of corporate leasing partners and organizations throughout the US. The 16,666 shares of common stock were valued based on the Company's stock price on the acquisition date. The cash payment is based on the migration of Carperks' customers to the TrueCar platform and was paid during 2011. At the date of the acquisition, the Company assessed the probabilities of Carperks meeting future sales and recorded contingent consideration of $0.4 million. From the acquisition date through December, 31, 2011, there were no significant changes to the value of the contingent consideration. On December 28, 2012, the Company and Carperks amended the sales thresholds to earn the contingent consideration and extended the earnout period through December 31, 2013. The Company then reassessed the probability of Carperks meeting future sales thresholds under the amended agreement and considered it probable the sales milestones would be achieved. As a result, during the fourth quarter of 2012, the Company recorded an increase in the fair value of the contingent consideration of $1.4 million. The change in fair value of the contingent consideration was recorded under general and administrative expense in the statement of comprehensive loss.

          On October 1, 2011, the Company acquired all the equity interests of ALG, a wholly owned subsidiary of Dealertrack, through a merger agreement. The transaction was structured as a tax-free reorganization and Dealertrack received 10,377,358 shares of TrueCar's common stock and warrants to purchase 4,231,416 shares of TrueCar's common stock at an exercise of $7.95 per share, as consideration. The shares of common stock were valued based on the Company's stock price on the acquisition date. The warrants were valued at the acquisition date using the Black-Scholes option pricing model with the following assumptions: contractual term of one year, expected volatility of 45%, risk-free rate of 0.19% and zero dividend-yield. ALG provides consulting and data services relating to automobile residual values to automotive manufacturers, financial institutions, and fleet services. The acquisition provided TrueCar with an opportunity to expand the Company's automotive industry footprint through ALG's longstanding industry relationships.

          As a result of the acquisitions, the Company recorded $0.7 million, $0.7 million, and $51.2 million of goodwill at each of the acquisition dates, respectively, for the acquisitions of Honk, Carperks, and ALG, respectively. Goodwill recorded in connection with the acquisitions is primarily attributable to the synergies expected to benefit the Company's existing Auto Buying Programs.

          For the year ended December 31, 2011, the Company incurred transaction costs of $1.9 million in connection with the above acquisitions which were expensed as incurred and included in general and administrative expense in the accompanying statement of comprehensive loss.

          Revenues and net loss attributable to the acquisitions for the period from the acquisition dates to December 31, 2011 were $2.4 million and $1.4 million, respectively. Revenues and net losses attributable solely to ALG from acquisition date to December 31, 2011 were $2.2 million and $1.2 million, respectively.

          No acquisitions were consummated during the years ended December 31, 2012 and 2013 and the six months ended June 30, 2014 (unaudited).

Unaudited Pro Forma Financial Information

          The following table reflects the unaudited pro forma consolidated revenues and net loss for the year ended December 31, 2011 as if the acquisitions of ALG, Honk and Carperks had taken place on January 1, 2010, after giving effect to certain adjustments including the amortization of acquired intangible assets and the associated tax effect and the elimination of the Company's and the acquiree's non-recurring acquisition-related expenses (in thousands):

2011
Revenues	$84,754
Net loss	$14,666

          Revenues and net losses attributed to ALG for the year ended December 31, 2011 were $9.9 million and $7.9 million.

          The unaudited pro forma information presented does not purport to be indicative of the results that would have been achieved had the acquisitions been consummated at January 1, 2010 nor of the results which may occur in the future. The pro forma adjustments are based upon available information and certain assumptions that the Company believes are reasonable.